Expense Example, No Redemption {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-15 - Fidelity Advisor® Floating Rate High Income Fund
Dec. 30, 2022 USD ($)
Fidelity Advisor Floating Rate High Income Fund-Class A
Expense Example, No Redemption:
1 Year	$ 371
3 Years	575
5 Years	797
10 Years	1,432
Fidelity Advisor Floating Rate High Income Fund-Class M
Expense Example, No Redemption:
1 Year	371
3 Years	575
5 Years	797
10 Years	1,432
Fidelity Advisor Floating Rate High Income Fund-Class C
Expense Example, No Redemption:
1 Year	175
3 Years	542
5 Years	933
10 Years	1,831
Fidelity Advisor Floating Rate High Income - Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774